SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Mar. 31, 2025	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years	10 years